4. Changes in accounting practices and disclosures (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	R$ 76,304
Impact of the discount rate	(11,349)
Right of use of leased assets	646,343
Lease liabilities	633,621
Vehicles
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	63,795
Impact of the discount rate	(9,313)
Right of use of leased assets	54,482
Lease liabilities	54,482
Properties
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	7,525
Impact of the discount rate	(1,333)
Right of use of leased assets	6,192
Lease liabilities	6,192
Equipment
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	741
Impact of the discount rate	(100)
Right of use of leased assets	641
Lease liabilities	641
Other
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	4,243
Impact of the discount rate	(603)
Right of use of leased assets	3,640
Lease liabilities	3,640
Leases
DisclosureOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
Future payments of fixed leases	0
Impact of the discount rate	0
Right of use of leased assets	581,388
Lease liabilities	R$ 568,666